Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Common stocks: 96.15%
Communication services: 1.88%
Media: 1.88%
Omnicom Group Incorporated	170,000	$ 13,598,300
Consumer discretionary: 16.59%
Auto components: 2.59%
Gentex Corporation	564,100	18,666,069
Household durables: 5.32%
Helen of Troy Limited †	113,100	25,800,372
Whirlpool Corporation	57,700	12,579,754
		38,380,126
Leisure products: 1.53%
Hasbro Incorporated	116,920	11,051,278
Specialty retail: 2.48%
American Eagle Outfitters Incorporated	476,830	17,895,430
Textiles, apparel & luxury goods: 4.67%
Gildan Activewear Incorporated	684,850	25,284,662
HanesBrands Incorporated	451,800	8,435,106
		33,719,768
Consumer staples: 2.51%
Food products: 2.51%
General Mills Incorporated	178,100	10,851,633
Ingredion Incorporated	80,600	7,294,300
		18,145,933
Financials: 25.94%
Banks: 0.95%
Commerce Bancshares Incorporated	92,098	6,866,827
Capital markets: 2.49%
State Street Corporation	218,450	17,974,066
Consumer finance: 4.71%
FirstCash Financial Services Incorporated	341,600	26,111,903
Synchrony Financial	161,800	7,850,536
		33,962,439
Insurance: 15.88%
Alleghany Corporation †	27,100	18,077,597
Arch Capital Group Limited †	515,300	20,065,782
Fidelity National Financial Incorporated	511,800	22,242,828
Globe Life Incorporated	189,800	18,078,450
Progressive Corporation	152,394	14,966,615
RenaissanceRe Holdings Limited	92,300	13,736,086
The Allstate Corporation	57,100	7,448,124
		114,615,482
See accompanying notes to portfolio of investments

Wells Fargo C&B Mid Cap Value Fund  |  1

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Thrifts & mortgage finance: 1.91%
Essent Group Limited	306,900	$ 13,795,155
Health care: 11.69%
Health care equipment & supplies: 5.36%
Hill-Rom Holdings Incorporated	178,645	20,292,286
Integra LifeSciences Holdings Corporation †	269,210	18,370,890
		38,663,176
Health care providers & services: 1.52%
Laboratory Corporation of America Holdings †	39,900	11,006,415
Life sciences tools & services: 2.87%
Syneos Health Incorporated †	231,400	20,707,986
Pharmaceuticals: 1.94%
Perrigo Company plc	305,170	13,992,045
Industrials: 24.70%
Aerospace & defense: 4.14%
BWX Technologies Incorporated	274,450	15,951,034
Huntington Ingalls Industries Incorporated	66,000	13,909,500
		29,860,534
Building products: 1.12%
Armstrong World Industries Incorporated	75,620	8,111,001
Commercial services & supplies: 3.95%
IAA Incorporated †	398,830	21,752,188
Steelcase Incorporated Class A	445,000	6,723,950
		28,476,138
Electrical equipment: 2.65%
Acuity Brands Incorporated	49,000	9,164,470
AMETEK Incorporated	74,400	9,932,400
		19,096,870
Machinery: 7.10%
Colfax Corporation †	470,902	21,572,021
Gates Industrial Corporation plc †	393,770	7,115,424
Stanley Black & Decker Incorporated	31,950	6,549,431
Woodward Incorporated	130,550	16,041,984
		51,278,860
Professional services: 3.06%
Leidos Holdings Incorporated	218,200	22,060,020
Trading companies & distributors: 2.68%
AerCap Holdings NV †	377,900	19,352,259
Information technology: 7.53%
Electronic equipment, instruments & components: 5.18%
Arrow Electronics Incorporated †	217,306	24,735,942
TE Connectivity Limited	93,540	12,647,543
		37,383,485
See accompanying notes to portfolio of investments

2  |  Wells Fargo C&B Mid Cap Value Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
IT services: 1.65%
Amdocs Limited	153,600	$ 11,882,496
Semiconductors & semiconductor equipment: 0.70%
MKS Instruments Incorporated	28,350	5,044,883
Materials: 2.29%
Metals & mining: 1.36%
Reliance Steel & Aluminum Company	65,150	9,831,135
Paper & forest products: 0.93%
Schweitzer-Mauduit International Incorporated	166,200	6,711,156
Real estate: 1.06%
Real estate management & development: 1.06%
CBRE Group Incorporated Class A †	89,400	7,664,262
Utilities: 1.96%
Gas utilities: 1.96%
Atmos Energy Corporation	146,970	14,125,287
Total Common stocks (Cost $515,654,645)		693,918,881

		Yield
Short-term investments: 3.78%
Investment companies: 3.78%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	27,243,612	27,243,612
Total Short-term investments (Cost $27,243,612)				27,243,612
Total investments in securities (Cost $542,898,257)	99.93%			721,162,493
Other assets and liabilities, net	0.07			536,342
Total net assets	100.00%			$721,698,835

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$10,498,142	$199,831,575	$(183,086,105)	$0	$0	$27,243,612	3.78%	27,243,612	$6,326
See accompanying notes to portfolio of investments

Wells Fargo C&B Mid Cap Value Fund  |  3

Notes to portfolio of investments—June 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

4  |  Wells Fargo C&B Mid Cap Value Fund

Notes to portfolio of investments—June 30, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$13,598,300	$0	$0	$13,598,300
Consumer discretionary	119,712,671	0	0	119,712,671
Consumer staples	18,145,933	0	0	18,145,933
Financials	187,213,969	0	0	187,213,969
Health care	84,369,622	0	0	84,369,622
Industrials	178,235,682	0	0	178,235,682
Information technology	54,310,864	0	0	54,310,864
Materials	16,542,291	0	0	16,542,291
Real estate	7,664,262	0	0	7,664,262
Utilities	14,125,287	0	0	14,125,287
Short-term investments
Investment companies	27,243,612	0	0	27,243,612
Total assets	$721,162,493	$0	$0	$721,162,493
DO NOT USE
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo C&B Mid Cap Value Fund  |  5